CONSOLIDATED STATEMENTS OF INCOME - Parenthetical - shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares outstanding (in shares)	170,000	170,000
Voting Common Stock
Common stock, shares outstanding (in shares)	1,700	1,700
Nonvoting Common Stock
Common stock, shares outstanding (in shares)	168,300	168,300